SIGNIFICANT ACCOUNTING POLICIES - RESEARCH AND DEVELOPMENT EXPENSE (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SIGNIFICANT ACCOUNTING POLICIES
Research and development expense	¥ 10,086	¥ 9,450	¥ 7,996